Share-based remuneration schemes	12 Months Ended
Dec. 31, 2024
Sharebased payment arrangements [Abstract]
Disclosure of share-based payment arrangements [text block]
6.6 SHARE-BASED REMUNERATION SCHEMES
Performance-based share plan.
Executive Directors participate in a long-term variable remuneration scheme based on performance share plans, in which other executives and key professionals of the Group also participate (the “LTVR”). These plans are usually structured in overlapping multiyear cycles (currently three years), granting “units” each year (which may be converted into shares at the end of the vesting period (currently three years) if the metrics to which the LTVR is subject are fulfilled). The LTVR can be summarized as follows:
The 2020-2022 plan
▪The 2020-2022 plan was approved for the Executive Directors and certain other managers of the Group by the Ferrovial, S.A. Board on December 19, 2019, and consequently approved for the Executive Directors at the General Meeting of Ferrovial, S.A. on April 17, 2020.
▪The 2020-2022 Long-Term Remuneration Plan (the “LTRP”) provides for the allocation of “units,” potentially convertible into shares, in 2020, 2021 and 2022. These shares, as the case may be, are to be delivered in the year in which the third anniversary of the allocation of the corresponding units is reached (i.e. 2023 for the 2020 grant, 2024 for the 2021 grant, and 2025 for the 2022 grant).
▪The “units” granted under the 2020-2022 LTRP may be converted into shares if (i) the beneficiaries remain in the Company for a period of three years from the date of grant of the units, except in exceptional circumstances such as retirement, disability or death, and (ii) certain objectives linked to internal or external metrics reflecting economic-financial aspects and value creation for the company are met, as approved by the Board of Directors and General Meeting of Ferrovial, S.A.
The 2023-2025 plan
▪The 2023-2025 LTRP was approved for the Executive Directors and certain other managers of the Group by the Ferrovial Board on December 15, 2022. The 2023-2025 LTRP was also consequently approved for the Executive Directors at the General Meeting of Ferrovial, S.A. on April 13, 2023, as required under Spanish corporate law.
▪The 2023 LTRP provides for the grant of “units”, potentially convertible into shares, in 2023, 2024 and 2025. These shares, as the case may be, will be delivered in the year in which the third anniversary of the grant of the corresponding units is reached (i.e., 2026 for the 2023 grant, 2027 for the 2024 grant and 2028 for the 2025 grant).
▪The “units” granted under the 2023-2025 LTRP may be converted into shares if (i) the beneficiaries remain in the Company for a period of three years from the date of grant of the units, expect in circumstances such as retirement, disability or death, and (ii) certain objectives linked to internal or external metrics reflecting economic-financial aspects, value creation for the company and ESG targets are met, as approved by the Board of Directors and General Meeting of Ferrovial, S.A.
Both the 2020-2022 plan and the 2023-2025 plan as they apply to the Executive Directors were subsequently approved by the General Shareholders' Meeting of Ferrovial International SE on 13 June 2023, with effects from the effectiveness of the merger, as this relates to the plans’ post-Merger implementation on June 13, 2023.
There were 1,729,752 shares outstanding on December 31, 2024 relating to these plans, as commented in Note 5.1.1.
Changes to the share-based remuneration schemes in 2024, 2023 and 2022 are summarized below:

	2024	2023	2022
Number of shares at beginning of year	1,953,016	1,782,127	2,054,531
Plans granted	543,320	653,611	702,675
Plans settled	(538,868)	(277,493)	(356,958)
Shares surrendered and other	(200,618)	(192,425)	(526,552)
Shares exercised	(27,098)	(12,804)	(91,569)
Number of shares at year-end	1,729,752	1,953,016	1,782,127
These share award plans are addressed in Note 6.7 on remuneration of executive directors and senior managers.
The impact of these remuneration schemes on the Group’s income statement in 2024 was an expense of EUR 13 million (expense of EUR 11 million in 2023 and income of EUR 8 million in 2022) with a balancing entry in equity.
Measurement of performance-based share plans
These plans were accounted for as a future and therefore the value of the foreseeable dividends up to the delivery date is discounted to the value of the shares at the grant date using a rate of return equal to the average cost of borrowings over the share award period. It is equity settled and thus measured when granted. The initially calculated value is not re-estimated. The related amounts are recognized under “Staff costs” with a balancing entry in reserves.